Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3. Significant Accounting Policies

Principles of Consolidation

The condensed consolidated financial statements include the accounts of HeartWare International, Inc., and its subsidiaries described in Note 1. All inter-company balances and transactions have been eliminated in consolidation. We hold certain investments in small development stage entities. In accordance with FASB ASC 810, we analyzed the investments to determine if the investments are variable interests or interests that gave us a controlling financial interest in a variable interest entity (“VIE”). As of March 31, 2012, we determined there were no VIE’s required to be consolidated, because we are not the primary beneficiary, as we do not have the power to direct the most meaningful activities of the VIE. Investments where the Company exercises significant influence, but does not exercise operating and financial control, are accounted for under the equity method or cost method depending on our respective ownership interest.

Accounting Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents are recorded on our condensed consolidated balance sheets at cost, which approximates fair value. All highly liquid investments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents.

Investments

Our investments classified as available-for-sale are stated at fair value with unrealized gains and losses reported in accumulated other comprehensive loss within stockholders’ equity. We classify our available-for-sale investments as short-term if their remaining time to maturity at purchase is beyond three months, but less than twenty-four months. Investments with maturities beyond one year may be classified as short-term based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. Interest on investments classified as available-for-sale is included in investment income, net. Premiums paid on our short-term investments are amortized over the remaining term of the investment and such amortization is included in investment income, net.

Receivables

Accounts receivable consists of amounts due from the sale of our HeartWare System to our customers, which include hospitals, health research institutions and medical device distributors. We grant credit to customers in the normal course of business, but do not require collateral or any other security to support credit sales. Our receivables are geographically dispersed, with a significant portion from customers located in Europe and other foreign countries. At March 31, 2012, one customer had an accounts receivable balance representing approximately 14% of our total accounts receivable. At December 31, 2011, no customer had an accounts receivable balance greater than 10% of our total accounts receivable.

We maintain allowances for doubtful accounts for estimated losses that may result from an inability to collect payments owed to us for product sales. We regularly review the allowance by considering factors such as historical experience, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. Account balances are charged off against the allowance after appropriate collection efforts are exhausted and we feel it is probable that the receivable will not be recovered.

The following table summarizes the change in our allowance for doubtful accounts for the three months ended March 31, 2012 and 2011:

	2012	2011
	(in thousands)
Beginning balance	$500	$600
Additions (bad debt expense)	—	—
Deductions (charge-offs)	—	—

Ending balance	$500	$600

As of March 31, 2012 and December 31, 2011, we did not have an allowance for returns.

Inventories, net

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. Work-in-process and finished goods manufactured or assembled by us include direct and indirect labor and manufacturing overhead. Finished goods include product which is ready-for-use and which is held by us or by our customers on a consignment basis.

We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Obsolescence may occur due to product expiring or product improvements rendering previous versions obsolete. In May 2011, we began shipping a sintered version of the HeartWare System on a global basis. Sintering is a process whereby minute beads are adhered to a titanium surface commonly used in medical devices to facilitate tissue adhesion. The extent to which this product enhancement will cause obsolescence of existing non-sintered inventory is difficult to determine at this time as the rate of customer acceptance is dependent on many factors and our ability to provide sintered product commercially in the U.S. is subject to FDA approval. As of March 31, 2012, we had $0.5 million of non-sintered inventory on hand and this product continues to be implanted at select customer sites.

Deferred Financing Costs

Costs incurred in connection with the issuance of our convertible senior notes have been allocated between the liability component and the equity component as further discussed in Note 10. The liability component of the issuance costs incurred was capitalized and is included in deferred financing costs, net on our condensed consolidated balance sheets. These costs are being amortized using the effective interest method through December 15, 2017, the maturity date of the notes, and such amortization expense is reflected in interest expense on our condensed consolidated statements of operations. The amount of amortization for the three months ended March 31, 2012 and 2011 was approximately $0.1 million for each period. The amount of accumulated amortization at March 31, 2012 and December 31, 2011 was approximately $0.4 million and $0.3 million, respectively.

Product Warranty

Certain patient accessories sold with the HeartWare System are covered by a limited warranty ranging from one to two years. Estimated contractual warranty obligations are recorded as an expense when the related revenue is recognized and are included in cost of revenue on our condensed consolidated statements of operations. Factors that affect estimated warranty liability include the number of units sold, historical and anticipated rates of warranty claims, cost per claim, and vendor supported warranty programs. We periodically assess the adequacy of our recorded warranty liabilities and adjust the amounts as necessary.

The amount of the liability recorded is equal to the estimated costs to repair or otherwise satisfy claims made by customers. Accrued warranty expense is included as a component of other accrued liabilities on our condensed consolidated balance sheets.

The costs to repair or replace products associated with product recalls and voluntary service campaigns are recorded when they are determined to be probable and reasonably estimable as a cost of revenue and are not included in product warranty liability. No such costs were incurred in the three months ended March 31, 2012 and 2011.

The following table summarizes the change in our warranty liability for the three months ended March 31, 2012 and 2011:

	2012	2011
	(in thousands)
Beginning balance	$203	$291
Accrual for (reversal of) warranty expense	256	(88)
Warranty costs incurred during the period	(110)	—

Ending balance	$349	$202

Leases

We lease all of our administrative and manufacturing facilities. We recognize rent expense on a straight-line basis over the terms of our leases. Any scheduled rent increases, rent holidays and other related incentives are recognized on a straight-line basis over the terms of the leases. The difference between the cash rental payments and the straight-line recognition of rent expense over the terms of the leases results in a deferred rent asset or liability. As of March 31, 2012, the long-term portion of our deferred rent liability of approximately $2.4 million is included in other long-term liabilities on our condensed consolidated balance sheets.

Fair Value Measurements

The carrying amounts reported on our condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate their fair value based on the short-term maturity of these instruments. Investments are considered available-for-sale as of March 31, 2012 and December 31, 2011 and are carried at fair value. See Note 4, “Fair Value Measurements” and Note 10, “Debt” for more information.

Vendor Concentration

For the three months ended March 31, 2012, we purchased approximately 62% of our inventory components and supplies from two vendors. For the three months ended March 31, 2011, we purchased approximately 54% of our inventory components and supplies from the same two vendors. In addition, one of these vendors supplies consulting services and material used in research and development activities. As of March 31, 2012 and 2011, the amounts due to these vendors totaled approximately $1.8 million and $0.6 million, respectively.

We purchase certain important components of the HeartWare System from single-source suppliers. We believe that other suppliers could provide similar components on comparable terms. However, a change in suppliers could cause a delay in manufacturing and a possible loss of product sales or result in higher component costs, all of which would have a negative effect on our results of operations.

Concentration of Credit Risk and other Risks and Uncertainties

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents, investments and trade accounts receivable. Cash and cash equivalents are primarily on deposit with financial institutions in the United States and these deposits generally exceed the amount of insurance provided by the Federal Deposit Insurance Corporation (the “FDIC”). The Company has not experienced any historical losses on its deposits of cash and cash equivalents. Our investments consist of investment grade rated corporate and government agency debt and time deposits.

Concentration of credit risk with respect to our trade accounts receivable from our customers is primarily limited to hospitals, health research institutions and medical device distributors. Credit is extended to our customers, based on an evaluation of a customer’s financial condition and collateral is not required.

We are subject to certain risks and uncertainties including, but not limited to, our ability to achieve profitability, to generate cash flow sufficient to satisfy our indebtedness, to run clinical trials in order to receive and maintain FDA and foreign regulatory approvals for our products, the ability to achieve widespread acceptance of our product, our ability to manufacture our products in a sufficient volume and at a reasonable cost, the ability to protect our proprietary technologies and develop new products, the risks associated with operating in foreign countries, and general competitive and economic conditions. Changes in any of the preceding areas could have a material adverse effect on our business, results of operations or financial position.

New Accounting Standards

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of stockholders’ equity. The presentation requirements became effective for us on January 1, 2012. The adoption of ASU No. 2011-05 did not affect our consolidated financial position, results of operations or cash flows.

Note 3. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of HeartWare International, Inc., and its subsidiaries described in Note 1. All inter-company balances and transactions have been eliminated in consolidation.

Accounting Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents are recorded in the consolidated balance sheets at cost, which approximates fair value. All highly liquid investments purchased with an original maturity of three months or less at the date of purchase are considered to be cash equivalents.

Investments

Our investments classified as available-for-sale are stated at fair value with unrealized gains and losses reported in accumulated other comprehensive loss within stockholders’ equity. We classify our available-for-sale investments as short-term if their remaining time to maturity at purchase is beyond three months. Investments with maturities beyond one year may be classified as short-term based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. Interest on investments classified as available-for-sale is included in investment income, net. Premiums paid on our short-term investments are amortized over the remaining term of the investment and such amortization is included in investment income, net.

Receivables

Accounts receivable consists of amounts due from the sale of our HeartWare System to our customers, which include hospitals, health research institutions and medical device distributors. We grant credit to customers in the normal course of business, but do not require collateral or any other security to support credit sales. Our receivables are geographically dispersed, with a significant portion from customers located in Europe and other foreign countries. At December 31, 2011, no customer had an accounts receivable balance greater than 10% of our total accounts receivable. At December 31, 2010, one customer had an accounts receivable balance greater than 10% of total accounts receivable representing approximately 13% of our total accounts receivable.

We maintain allowances for doubtful accounts for estimated losses that may result from an inability to collect payments owed to us for product sales. We regularly review the allowance by considering factors such as historical experience, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. Account balances are charged off against the allowance after appropriate collection efforts are exhausted and we feel it is probable that the receivable will not be recovered.

The following table summarizes the change in our allowance for doubtful accounts for the years ended December 31, 2011 and 2010:

	2011	2010
	(in thousands)
Beginning balance	$600	$—
Additions (bad debt expense)	473	600
Deductions (charge-offs)	(573)	—

Ending balance	$500	$600

As of December 31, 2011 and 2010, we did not have an allowance for returns.

Inventories, net

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. Work-in-process and finished goods manufactured or assembled by us include direct and indirect labor and manufacturing overhead. Finished goods include product which is ready-for-use and which is held by us or by our customers on a consignment basis.

We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Obsolescence may occur due to product expiring or product improvements rendering previous versions obsolete. In May 2011, we began shipping a sintered version of the HeartWare System on a global basis. Sintering is a process whereby minute beads are adhered to a titanium surface commonly used in medical devices to facilitate tissue adhesion. The extent to which this product enhancement will cause obsolescence of existing non-sintered inventory is difficult to determine at this time as the rate of customer acceptance is dependent on many factors and our ability to provide sintered product commercially in the U.S. is subject to FDA approval. During the fourth quarter of 2011, we recorded a write-down of $0.6 million against our existing non-sintered inventory, leaving a balance of $1.0 million as of December 31, 2011. This product continues to be implanted at select customer sites. However, a write-down of all or a portion of this remaining inventory as obsolete could have a material impact on our results of operations.

Components of inventories, net at December 31, 2011 and 2010 are as follows:

	2011	2010
	(in thousands)
Raw material	$8,318	$4,279
Work-in-process	7,385	2,709
Finished goods	16,302	8,089

	$32,005	$15,077

Finished goods inventories includes inventory held on consignment at customer sites of $7.2 million and $4.7 million, at December 31, 2011 and 2010, respectively.

Property, Plant and Equipment

We record property, plant and equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. We generally provide for depreciation using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvement or the remaining term of the lease.

Property, plant and equipment, net consists of the following at December 31, 2011 and 2010:

	Estimated Useful Lives	2011	2010
		(in thousands)
Property, plant and equipment
Machinery and equipment	1.5 to 7 years	$14,951	$8,967
Leasehold improvements	3 to 10 years	5,747	282
Office equipment, furniture and fixtures	5 to 7 years	1,249	451
Purchased software	5 to 7 years	2,733	1,741

		24,680	11,441
Less: accumulated depreciation		(6,355)	(3,957)

		$18,325	$7,484

Depreciation expense was $2.5 million, $1.4 million and $0.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

We enter into agreements with medical centers participating in our U.S. clinical trials under which we loan certain equipment, including patient monitors, to the center to be used throughout the trials. The equipment loaned to the centers is classified as a long-lived asset and included as a component of property, plant and equipment (machinery and equipment) on our consolidated balance sheets. Depreciation expense on equipment subject to these agreements is classified in cost of revenue and is computed using the straight-line method based on the estimated useful life of three years.

We also enter into short-term cancellable rental agreements with certain commercial customers for components of the HeartWare System, including patient monitors and controllers. Under the terms of such agreements, we provide the equipment to the customers, but we retain title to the equipment. Equipment subject to rental agreements is classified as a long-lived asset and included as a component of property, plant and equipment (machinery and equipment). Depreciation expense on equipment subject to these agreements is classified in cost of revenue and is computed using the straight-line method based on the estimated useful life of one and one half years.

The net carrying value of equipment subject to the agreements discussed above was approximately $0.7 million and $0.5 million as of December 31, 2011 and 2010, respectively.

Deferred Financing Costs

Costs incurred in connection with the issuance of our convertible senior notes have been allocated between the liability component and the equity component as further discussed in Note 7. The liability component of the issuance costs incurred was capitalized and is included in deferred financing costs, net on our consolidated balance sheets. These costs are being amortized using the effective interest method through December 15, 2017, the maturity date of the notes, and such amortization expense is reflected in interest expense on our consolidated statements of operations. The amount of amortization for the years ended December 31, 2011 and 2010 was approximately $0.3 million and $0.01 million, respectively. The amount of accumulated amortization at December 31, 2011 and 2010 was approximately $0.3 million and $0.01 million, respectively.

Other Intangible Assets, net

The gross carrying amount of intangible assets and the related accumulated amortization for intangible assets subject to amortization at December 31, 2011 and 2010 are as follows:

		2011		2010
		(in thousands)
Amortizable Intangible Assets	Weighted Average Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	15	$2,416	$(402)	$1,862	$(266)

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was $0.1 million for each year.

Estimated amortization expense for each of the five succeeding fiscal years based upon our intangible asset portfolio at December 31, 2011 is approximately $0.2 million.

Revenue Recognition

We recognize revenue from product sales in accordance with FASB ASC 605 – Revenue Recognition. Pursuant to agreements or orders from customers, we ship product to our customers. Revenue from product sales is only recognized when persuasive evidence of an arrangement exists, substantially all the risks and rewards of ownership have transferred to our customers, the selling price is fixed and collection is reasonably assured. A majority of product sales are initially made on a consignment basis and as such, pursuant to the terms of the consignment arrangements, revenue is recognized on the date the consigned product is implanted or otherwise consumed. Revenue from product sales not sold on a consignment basis is recognized upon customer receipt and acceptance of the product. Shipping fees billed to customers are included in revenue and the related shipping costs are included in cost of revenue. Value added taxes and other similar types of taxes collected from customers in connection with the sale of our products are recorded on a net basis and are not included in revenue. Revenue recognized to date is from sales of our devices in connection with our U.S. clinical trials, as commercial products to customers in Europe and under special access in other countries.

Product Warranty

Certain patient accessories sold with the HeartWare System are covered by a limited warranty ranging from one to two years. Estimated contractual warranty obligations are recorded as an expense when the related revenue is recognized and are included in cost of revenue on our consolidated statements of operations. Factors that affect estimated warranty liability include the number of units sold, historical and anticipated rates of warranty claims, cost per claim, and vendor supported warranty programs. We periodically assess the adequacy of our recorded warranty liabilities and adjust the amounts as necessary.

The amount of the liability recorded is equal to the estimated costs to repair or otherwise satisfy claims made by customers. Accrued warranty expense is included as a component of other accrued liabilities on the consolidated balance sheets.

The costs to repair or replace products associated with product recalls and voluntary service campaigns are recorded when they are determined to be probable and reasonably estimable as a cost of revenue and are not included in product warranty liability. No such costs were incurred in 2011 and approximately $0.4 million was incurred in 2010.

The following table summarizes the change in our warranty liability for the years ended December 31, 2011 and 2010:

	2011	2010	2009
	(in thousands)
Beginning balance	$291	$99	$—
Accrual for (reversal of) warranty expense	(48)	312	99
Warranty costs incurred during the period	(40)	(120)	—

Ending balance	$203	$291	$99

Share-Based Compensation

We recognize share-based compensation expense in connection with our share-based awards, net of an estimated forfeiture rate and therefore only recognize compensation cost for those awards expected to vest over the service period of the award. We value RSUs at their intrinsic value on the date of grant. We use a Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, our share-based compensation expense could be materially different in the future.

When appropriate, we estimate the expected life of an option by averaging the contractual term of the stock option grants (up to 10 years) with the associated vesting term (typically 4 years). We estimate the volatility of our shares on the date of grant considering several factors, including the historical volatility of our publicly-traded shares. We estimate the forfeiture rate based on our historical experience of forfeitures and our employee retention rate. If our actual forfeiture rate is materially different from our estimate, share-based compensation expense could be significantly different from what we have recorded in the current period. We estimate the risk-free interest rate based on rates in effect for United States government bonds with similar lives, at the time of grant.

We have issued share-based awards with performance-based vesting criteria. Achievement of the milestones must be “probable” before we begin recording share-based compensation expense. At each reporting date, we review the likelihood that these awards will vest and if the vesting is deemed probable, we begin to recognize compensation expense at that time. If ultimately performance goals are not met, for any awards where vesting was previously deemed probable, previously recognized compensation cost will be reversed.

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets. As of December 31, 2011, none of our long-lived assets were impaired.

Income Taxes

We account for income taxes in accordance with FASB ASC 740—Income Taxes. Under this method, deferred tax assets and liabilities are provided for differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Income tax expense is computed as the tax payable or refundable for the period, plus or minus the change during the period in deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred taxes will not be realized.

FASB ASC 740 requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more likely than not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Translation of Foreign Currency

Assets and liabilities of our non-U.S. entities are translated at the period-end exchange rate and revenue and expenses are translated at the average exchange rates in effect during the respective periods. Equity transactions are translated at the spot rates on the dates of the original transactions. The net effect of these translation adjustments is shown in the accompanying consolidated financial statements as a component of stockholders’ equity, titled accumulated other comprehensive loss. Items in accumulated other comprehensive loss are not tax affected as we have incurred a net loss in each period since inception.

While most of the transactions of our domestic and international operations are denominated in the respective local currency, some transactions are denominated in other currencies. Transactions denominated in other currencies are accounted for in the respective local currency at the time of the transaction. Upon settlement of this type of transaction, any foreign currency gains or losses are included in our consolidated statements of operations.

Research and Development

Research and development costs, including new product development programs, regulatory compliance and clinical research, are expensed as incurred.

Marketing and Advertising Costs

Marketing, advertising and promotional costs are expensed when incurred. Advertising expenses were immaterial to our results of operations for the years ended December 31, 2011, 2010 and 2009.

Leases

We lease all of our administrative and manufacturing facilities. We recognize rent expense on a straight-line basis over the terms of our leases. Any scheduled rent increases, rent holidays and other related incentives are recognized on a straight-line basis over the terms of the leases. The difference between the cash rental payments and the straight-line recognition of rent expense over the terms of the leases results in a deferred rent asset or liability. As of December 31, 2011, the long-term portion of our deferred rent liability of approximately $2.2 million is included in other long-term liabilities on our consolidated balance sheets.

Fair Value Measurements

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and other current liabilities approximate their fair value based on the short-term maturity of these instruments. Investments are considered available-for-sale as of December 31, 2011 and 2010 and are carried at fair value. See Note 5, “Fair Value Measurements” and Note 7, “Debt” for more information.

Vendor Concentration

For the years ended December 31, 2011, 2010 and 2009, we purchased approximately 63%, 66% and 60%, respectively, of our inventory components and supplies from three vendors. In addition, one of the three vendors supplies consulting services and material used in research and development activities. As of December 31, 2011 and 2010, the amounts due to these vendors totaled approximately $1.2 million and $1.8 million, respectively.

Concentration of Credit Risk and other Risks and Uncertainties

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents, investments and trade accounts receivable. Cash and cash equivalents are primarily on deposit with financial institutions in the United States and these deposits generally exceed the amount of insurance provided by the Federal Deposit Insurance Corporation (the “FDIC”). The Company has not experienced any historical losses on its deposits of cash and cash equivalents. Our investments consist of investment grade rated corporate and government agency debt.

Concentration of credit risk with respect to our trade accounts receivable from our customers is primarily limited to hospitals, health research institutions and medical device distributors. Credit is extended to our customers based on an evaluation of a customer’s financial condition, and collateral is not required.

We are subject to certain risks and uncertainties including, but not limited to, our ability to achieve profitability, to generate cash flow sufficient to satisfy our indebtedness, to run clinical trials in order to receive and maintain FDA and foreign regulatory approvals for our products, the ability to achieve widespread acceptance of our products, our ability to manufacture our products in a sufficient volume and at a reasonable cost, the ability to protect our proprietary technologies and develop new products, the risks associated with operating in foreign countries, and general competitive and economic conditions. Changes in any of the preceding areas could have a material adverse effect on our business, results of operations or financial position.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 clarifies some existing concepts, eliminates wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. ASU No. 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The provisions of ASU No. 2011-04 will become effective for us on January 1, 2012 and are to be applied prospectively. We do not expect the adoption of the provisions of ASU No. 2011-04 to have a material effect on our consolidated financial position, results of operations or cash flows and we do not expect to materially modify or expand our financial statement footnote disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of stockholders’ equity. The presentation requirements will become effective for us on January 1, 2012. As ASU No. 2011-05 applies to financial statement presentation matters, the adoption of ASU No. 2011-05 will not affect our consolidated financial position, results of operations or cash flows and we believe our current presentation of comprehensive loss complies with the new presentation requirements.